Net Loss Per Share - Summary of Earning Per Shares Basic and Diluted (Detail) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares
Earnings Per Share [Abstract]
Net loss attributable to Gracell Biotechnologies Inc.'s shareholders	¥ (451,754)	$ (70,892)	¥ (211,900)	¥ (138,664)
Deemed dividend to convertible redeemable preferred shareholders | ¥				(25,390)
Accretion of convertible redeemable preferred shares to redemption value	(1,989)	(312)	(62,733)	(36,802)
Net loss attributable to Gracell Biotechnologies Inc.'s ordinary shareholders	¥ (453,743)	$ (71,204)	¥ (274,633)	¥ (200,856)
Weighted-average number of ordinary shares outstanding—basic and diluted | shares	328,866,599	328,866,599	99,044,776	99,053,363
Net loss per share attributable to Gracell Biotechnologies Inc.'s ordinary shareholders—basic and diluted | (per share)	¥ (1.38)	$ (0.22)	¥ (2.77)	¥ (2.03)